UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Adam W. Smith
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414)-765-6115
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2020

Date of reporting period:   May 31,2019

Item 1. Schedule of Investments.

Snow Capital Small Cap Value Fund
Schedule of Investments
May 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 100.02%
Air Freight & Logistics - 3.14%
Atlas Air Worldwide Holdings, Inc. (a)	24,378	$862,737
Airlines - 1.38%
JetBlue Airways Corp. (a)	22,020	379,405
Auto Components - 5.18%
Cooper Tire & Rubber Co.	10,100	278,558
Gentherm, Inc. (a)	3,892	145,483
Modine Manufacturing Co. (a)	77,710	998,573
		1,422,614
Banks - 22.42%
BankUnited, Inc.	37,580	1,220,598
First Commonwealth Financial Corp.	81,655	1,026,403
FNB Corp.	117,504	1,292,545
Great Western Bancorp, Inc.	28,485	885,029
OFG Bancorp (b)	8,049	151,160
The Bancorp, Inc. (a)	23,010	204,789
Umpqua Holdings Corp.	66,071	1,055,154
United Bankshares, Inc.	9,000	322,020
		6,157,698
Building Products - 3.39%
Apogee Enterprises, Inc.	25,694	931,408
Capital Markets - 4.18%
Affiliated Managers Group, Inc.	9,145	766,534
Cowen, Inc. - Class A (a)	25,200	381,780
		1,148,314
Chemicals - 1.02%
Livent Corp. (a)	15,185	95,969
Venator Materials PLC (a)	42,130	183,266
		279,235
Commercial Services & Supplies - 0.73%
ACCO Brands Corp.	27,382	201,258
Construction & Engineering - 2.55%
AECOM (a)	21,950	700,205
Containers & Packaging - 2.93%
Owens-Illinois, Inc.	50,335	805,360
Food & Staples Retailing - 0.82%
The Andersons, Inc.	8,301	225,538
Food Products - 3.06%
Pilgrim's Pride Corp. (a)	19,330	494,268
The Hain Celestial Group, Inc. (a)	17,000	346,630
		840,898
Health Care Providers & Services - 5.77%
Magellan Health, Inc. (a)	17,565	1,159,816
Tivity Health, Inc. (a)	23,215	424,835
		1,584,651
Hotels, Restaurants & Leisure - 2.76%
Bloomin' Brands, Inc.	20,520	396,241
The Cheesecake Factory, Inc.	8,395	363,084
		759,325
Insurance - 12.72%
American Equity Investment Life Holding Co.	42,630	1,206,855
CNO Financial Group, Inc.	71,385	1,121,458
National General Holdings Corp.	51,255	1,164,514
		3,492,827

Machinery - 4.40%
Astec Industries, Inc.	8,500	250,154
Kennametal, Inc.	4,930	151,598
L.B. Foster Co. - Class A (a)	6,984	168,803
Lydall, Inc. (a)	13,375	241,820
REV Group, Inc.	35,820	396,885
		1,209,260
Metals & Mining - 4.99%
B2Gold Corp. (a)(b)	51,900	140,649
Century Aluminum Co. (a)	16,360	91,452
Commercial Metals Co.	56,285	751,405
United States Steel Corp.	32,765	387,282
		1,370,788
Multiline Retail - 0.80%
Big Lots, Inc.	7,986	220,414
Oil, Gas & Consumable Fuels - 3.30%
Gulfport Energy Corp. (a)	89,645	490,359
PBF Energy, Inc. - Class A	10,251	270,626
Range Resources Corp.	18,655	145,882
		906,867
Professional Services - 0.44%
ASGN, Inc. (a)	2,360	119,723
Semiconductors & Semiconductor Equipment - 1.10%
Cypress Semiconductor Corp.	16,935	301,782
Specialty Retail - 2.67%
Urban Outfitters, Inc. (a)	32,680	734,320
Technology Hardware, Storage & Peripherals - 6.51%
NCR Corp. (a)	20,605	630,513
Super Micro Computer, Inc. (a)	60,884	1,156,796
		1,787,309
Textiles, Apparel & Luxury Goods - 3.76%
Skechers U.S.A., Inc. - Class A (a)	36,940	1,031,734
TOTAL COMMON STOCKS (Cost $31,452,264)		27,473,670

MONEY MARKET FUND - 0.02%
Fidelity Investment Money Market Funds - Government Portfolio, Institutional Class, 2.270% (c)	4,603	4,603
TOTAL MONEY MARKET FUND (Cost $4,603)		4,603

Total Investments (Cost $31,456,867) - 100.04%		27,478,273
Liabilities in Excess of Other Assets - (0.04)%		(11,879)
TOTAL NET ASSETS - 100.00%		$27,466,394

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	Seven day yield as of May 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.and Standard & Poor Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Snow Capital Long/Short Opportunity Fund
Schedule of Investments
May 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 81.46%
Banks - 10.56%
Bank of America Corp. (a)(b)	172,350	$4,584,510
BankUnited, Inc.	87,135	2,830,145
JPMorgan Chase & Co. (a)(b)	44,230	4,686,610
Umpqua Holdings Corp.	181,770	2,902,867
		15,004,132
Biotechnology - 5.25%
Amgen, Inc.	21,175	3,529,873
Biogen, Inc. (a)(b)(c)	17,895	3,924,194
		7,454,067
Capital Markets - 2.17%
The Goldman Sachs Group, Inc. (a)	16,910	3,085,906
Communications Equipment - 1.72%
Cisco Systems, Inc.	47,000	2,445,410
Construction & Engineering - 2.75%
AECOM (c)	122,530	3,908,707
Containers & Packaging - 2.37%
International Paper Co. (a)	81,030	3,360,314
Diversified Telecommunication Services - 2.91%
CenturyLink, Inc. (b)	259,770	2,714,596
Verizon Communications, Inc.	25,970	1,411,470
		4,126,066
Electric Utilities - 1.79%
Exelon Corp.	53,000	2,548,240
Entertainment - 2.11%
Activision Blizzard, Inc.	69,190	3,000,770
Food Products - 2.73%
The Hain Celestial Group, Inc. (c)	152,820	3,116,000
Tyson Foods, Inc. - Class A (b)	10,000	758,900
		3,874,900
Health Care Equipment & Supplies - 2.48%
Zimmer Biomet Holdings, Inc. (a)(b)	30,945	3,525,564
Health Care Providers & Services - 4.80%
Centene Corp. (c)	32,000	1,848,000
Laboratory Corp. of America Holdings (a)(b)(c)	30,600	4,975,866
		6,823,866
Household Durables - 4.16%
Mohawk Industries, Inc. (b)(c)	16,210	2,197,266
PulteGroup, Inc. (a)(b)	119,560	3,706,359
		5,903,625
Insurance - 6.66%
Athene Holding Ltd. - Class A (c)(d)	99,800	4,056,870
CNO Financial Group, Inc.	88,340	1,387,821
MetLife, Inc. (a)	51,430	2,376,580
Prudential Financial, Inc.	17,700	1,635,126
		9,456,397
Interactive Media & Services - 1.96%
Alphabet, Inc. - Class C (b)(c)	1,365	1,506,455
Facebook, Inc. - Class A (b)(c)	7,200	1,277,784
		2,784,239
Internet & Direct Marketing Retail - 0.75%
Amazon.com, Inc. (b)(c)	600	1,065,042
Metals & Mining - 1.49%
Rio Tinto PLC - ADR (b)	30,300	1,755,279
United States Steel Corp. (b)	30,980	366,184
		2,121,463

Multiline Retail - 2.73%
Target Corp.	48,130		3,872,059
Oil, Gas & Consumable Fuels - 7.07%
BP PLC - ADR	83,900		3,416,408
Kinder Morgan, Inc.	81,180		1,619,541
Marathon Petroleum Corp. (a)	67,500		3,104,325
PBF Energy, Inc. - Class A (b)	20,100		530,640
Suncor Energy, Inc. (d)	44,500		1,370,600
			10,041,514
Pharmaceuticals - 1.02%
AbbVie, Inc.	18,890		1,449,052
Semiconductors & Semiconductor Equipment - 3.18%
Broadcom, Inc. (b)	12,750		3,208,410
Skyworks Solutions, Inc.	19,670		1,310,612
			4,519,022
Software - 1.72%
Oracle Corp.	48,300		2,443,980
Specialty Retail - 1.51%
Dick's Sporting Goods, Inc. (b)	62,000		2,139,620
Technology Hardware, Storage & Peripherals - 3.64%
Apple, Inc. (b)	10,080		1,764,706
NCR Corp. (b)(c)	111,404		3,408,962
			5,173,668
Textiles, Apparel & Luxury Goods - 3.93%
Capri Holdings Ltd. (c)	5,000		162,400
PVH Corp. (b)	27,600		2,351,244
Skechers U.S.A., Inc. - Class A (c)	30,000		837,900
Tapestry, Inc.	77,950		2,226,252
			5,577,796
TOTAL COMMON STOCKS (Cost $117,302,314)			115,705,419

PURCHASED OPTIONS - 0.01%
EXCHANGE TRADED CALL OPTIONS - 0.01%
CenturyLink, Inc.	Contracts	Notional Value
Expiration: October, 2019, Exercise Price: $15.000	600	$ 900,000	6,600
PBF Energy, Inc. - Class A
Expiration: June, 2019, Exercise Price: $35.000	460	1,610,000	5,750
Range Resources Corp.
Expiration: January, 2020, Exercise Price: $10.000	1	1,000	68
United States Steel Corp.
Expiration: July, 2019, Exercise Price: $21.000	250	525,000	500
Expiration: October, 2019, Exercise Price: $20.000	400	800,000	6,400
TOTAL PURCHASED OPTIONS (Cost $123,894)			19,318

REAL ESTATE INVESTMENT TRUSTS (REITS) - 1.34%
Equity Real Estate Investment Trusts (REITs) - 1.34%	Shares
Outfront Media, Inc.	77,340		1,906,431
TOTAL REAL ESTATE INVESTMENT TRUSTS (REITS) (Cost $1,764,654)			1,906,431

MONEY MARKET FUND - 16.70%
Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class, 2.270% (e)	23,714,057		23,714,057
TOTAL MONEY MARKET FUND (Cost $23,714,057)			23,714,057

Total Investments (Cost $142,904,919) - 99.51%			141,345,225
Other Assets in Excess of Liabilities - 0.49%			701,854
TOTAL NET ASSETS - 100.00%			$142,047,079

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt

(a)	All or a portion of this security is pledged as collateral for securities sold short.
(b)	All or a portion of this security may be subject to call options written.
(c)	Non-income producing security.
(d)	Foreign issued security.
(e)	Seven day yield as of May 31, 2019.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc.
and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Snow Capital Long/Short Opportunity Fund
Schedule of Securities Sold Short
May 31, 2019 (Unaudited)

	Shares	Value
SECURITIES SOLD SHORT - (31.43)%
COMMON STOCKS - (14.20)%
Banks - (0.46)%
Wells Fargo & Co.	(14,760)	$(654,901)
Capital Markets - (0.86)%
Legg Mason, Inc.	(18,200)	(648,284)
Morgan Stanley	(13,932)	(566,893)
		(1,215,177)
Chemicals - (1.46)%
Ecolab, Inc.	(7,570)	(1,393,561)
International Flavors & Fragrances, Inc.	(5,070)	(686,580)
		(2,080,141)
Containers & Packaging - (1.91)%
AptarGroup, Inc.	(12,420)	(1,406,813)
Crown Holdings, Inc.	(11,500)	(637,445)
Sonoco Products Co.	(10,920)	(675,184)
		(2,719,442)
Diversified Consumer Services - (0.93)%
ServiceMaster Global Holdings, Inc.	(12,300)	(664,200)
Strategic Education, Inc.	(3,770)	(663,482)
		(1,327,682)
Food & Staples Retailing - (0.45)%
Sysco Corp.	(9,320)	(641,402)
Hotels, Restaurants & Leisure - (0.95)%
Chipotle Mexican Grill, Inc.	(1,000)	(659,970)
Starbucks Corp.	(9,000)	(684,540)
		(1,344,510)
Household Durables - (0.49)%
Roku, Inc.	(7,620)	(688,848)
Insurance - (1.44)%
Assurant, Inc.	(6,700)	(669,732)
Selective Insurance Group, Inc.	(9,350)	(669,927)
The Travelers Companies, Inc.	(4,850)	(706,015)
		(2,045,674)
IT Services - (0.46)%
MongoDB, Inc.	(4,620)	(648,371)
Oil, Gas & Consumable Fuels - (1.70)%
Cabot Oil & Gas Corp.	(24,500)	(612,990)
Devon Energy Corp.	(21,890)	(550,752)
ONEOK, Inc.	(9,980)	(634,928)
The Williams Cos., Inc.	(23,596)	(622,463)
		(2,421,133)
Software - (0.46)%
ServiceNow, Inc.	(2,475)	(648,277)

Specialty Retail - (1.35)%
Advance Auto Parts, Inc.	(4,012)	(621,860)
Five Below, Inc.	(4,930)	(634,639)
Ulta Beauty, Inc.	(1,969)	(656,425)
		(1,912,924)
Technology Hardware, Storage & Peripherals - (0.40)%
Diebold Nixdorf, Inc.	(67,000)	(569,500)
Textiles, Apparel & Luxury Goods - (0.88)%
Kontoor Brands, Inc.	0	(8)
Lululemon Athletica, Inc.	(4,000)	(662,360)
VF Corp.	(7,170)	(587,080)
		(1,249,448)

TOTAL COMMON STOCKS (Proceeds: $20,863,206)		(20,167,430)

EXCHANGE TRADED FUNDS - (17.23)%
Energy Select Sector SPDR Fund	(20,210)	(1,187,742)
Financial Select Sector SPDR Fund	(50,240)	(1,306,742)
Invesco QQQ Trust Series 1	(16,320)	(2,838,864)
iShares Russell 1000 ETF	(19,630)	(3,006,335)
iShares Russell 1000 Value ETF	(25,150)	(3,007,185)
iShares Russell 2000 ETF	(9,900)	(1,444,014)
iShares Russell 2000 Growth ETF	(30,265)	(5,676,806)
SPDR S&P 500 ETF Trust	(21,840)	(6,011,897)

TOTAL EXCHANGE TRADED FUNDS (Proceeds: $25,024,710)		(24,479,585)

Total for Shares Sold Short (Proceeds: $45,887,916)		$(44,647,015)

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC
(“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bank Global Fund Services, LLC.

Snow Capital Long/Short Opportunity Fund
Schedule of Options Written
May 31, 2019 (Unaudited)

	Contracts	Notional Value	Value
EXCHANGED TRADED CALL OPTIONS
Alphabet, Inc. - Class C
Expiration: September, 2019, Exercise Price: $1320.00	(6)	$(662,178)	$(3,720)
Amazon.com, Inc.
Expiration: June, 2019, Exercise Price: $1700.00	(6)	(1,065,042)	(58,800)
Apple, Inc.
Expiration: June, 2019, Exercise Price: $185.00	(40)	(700,280)	(5,280)
Bank of America Corp.
Expiration: June, 2019, Exercise Price: $30.00	(280)	(744,800)	(840)
Expiration: June, 2019, Exercise Price: $31.00	(280)	(744,800)	(560)
Biogen, Inc.
Expiration: June, 2019, Exercise Price: $380.00	(40)	(877,160)	(100)
Broadcom, Inc.
Expiration: June, 2019, Exercise Price: $300.00	(25)	(629,100)	(500)
Expiration: September, 2019, Exercise Price: $330.00	(23)	(578,772)	(3,047)
Dick's Sporting Goods, Inc.
Expiration: September, 2019, Exercise Price: $40.00	(300)	(1,035,300)	(28,500)
Facebook, Inc. - Class A
Expiration: July, 2019, Exercise Price: $200.00	(72)	(1,277,784)	(6,336)
JPMorgan Chase & Co.
Expiration: September, 2019, Exercise Price: $115.00	(70)	(741,720)	(11,970)
Laboratory Corp. of America Holdings
Expiration: August, 2019, Exercise Price: $165.00	(48)	(780,528)	(31,680)
Mohawk Industries, Inc.
Expiration: June, 2019, Exercise Price: $150.00	(50)	(677,750)	(2,000)
NCR Corp.
Expiration: July, 2019, Exercise Price: $32.00	(265)	(810,900)	(29,813)
PBF Energy, Inc. - Class A
Expiration: June, 2019, Exercise Price: $38.00	(100)	(264,000)	(1,250)
PulteGroup, Inc.
Expiration: January, 2020, Exercise Price: $34.00	(233)	(722,300)	(37,513)
PVH Corp.
Expiration: September, 2019, Exercise Price: $140.00	(82)	(698,558)	(615)
Rio Tinto PLC
Expiration: October, 2019, Exercise Price: $62.50	(124)	(718,332)	(22,630)
Tyson Foods, Inc. - Class A
Expiration: July, 2019, Exercise Price: $75.00	(100)	(758,900)	(36,700)
United States Steel Corp.
Expiration: July, 2019, Exercise Price: $24.00	(250)	(295,500)	(375)
Zimmer Biomet Holdings, Inc.
Expiration: June, 2019, Exercise Price: $130.00	(60)	(683,580)	(300)
			(282,529)
EXCHANGED TRADED PUT OPTIONS
Amazon.com, Inc.
Expiration: June, 2019, Exercise Price: $1500.00	(5)	(887,535)	(1,010)
Amgen, Inc.
Expiration: June, 2019, Exercise Price: $170.00	(45)	(750,150)	(26,190)
Apple, Inc.
Expiration: June, 2019, Exercise Price: $150.00	(70)	(1,225,490)	(3,360)
Expiration: August, 2019, Exercise Price: $160.00	(83)	(1,453,081)	(37,516)
Capri Holdings Ltd.
Expiration: June, 2019, Exercise Price: $40.00	(331)	(1,075,088)	(259,504)
Caterpillar, Inc.
Expiration: August, 2019, Exercise Price: $130.00	(55)	(658,955)	(71,610)
Centene Corp.
Expiration: June, 2019, Exercise Price: $52.50	(290)	(1,674,750)	(24,070)

CenturyLink, Inc.
Expiration: October, 2019, Exercise Price: $10.00	(300)	(313,500)	(26,400)
PBF Energy, Inc. - Class A
Expiration: June, 2019, Exercise Price: $31.00	(458)	(1,209,120)	(210,680)
PVH Corp.
Expiration: September, 2019, Exercise Price: $75.00	(82)	(698,558)	(22,550)
Tapestry, Inc.
Expiration: August, 2019, Exercise Price: $27.50	(244)	(696,864)	(39,040)
Target Corp.
Expiration: June, 2019, Exercise Price: $72.50	(100)	(804,500)	(1,700)
United States Steel Corp.
Expiration: October, 2019, Exercise Price: $14.00	(250)	(295,500)	(77,500)
			(801,130)
Total Options Written (Premiums received $1,087,384)			$(1,083,659)

Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is  registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each of the Snow Capital Family of Funds (the “Funds”) represents a distinct portfolio with its own investment objective and policies within the Trust. The investment objective of the Snow Capital Long/Short Opportunity Fund is long-term capital appreciation and protection of investment principal. The investment objective of the Snow Capital Small Cap Value Fund is long-term capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Trust are segregated, and a shareholder’s interest is limited to the Funds in which shares are held. The Trust has designated three classes of Fund shares: Class A, Class C and Institutional Class. The classes differ principally in their respective distribution expense arrangements as well as their respective sales and redemption fee arrangements. All classes of shares have identical rights to earnings, assets and voting privileges, except for class-specific expenses and exclusive rights to vote on matters affecting only individual classes. Class A shares are subject to an initial maximum sales charge of 5.25% imposed at the time of purchase. The sales charge declines as the amount purchased increases in accordance with the Funds’ prospectus. Class A shares are subject to a contingent deferred sales charge of 0.50% for purchases made at the $1,000,000 breakpoint that are redeemed within twelve months of purchase. Class C shares are subject to a contingent deferred sales charge for redemptions made within twelve months of purchase, in accordance with the Funds’ prospectus. The contingent deferred sales charge is 1.00% of the lesser of the original purchase price or the value of shares being redeemed. Institutional Class shares are no-load shares. The Snow Capital Long/Short Opportunity Fund became effective and commenced operations on April 28, 2006. The Snow Capital Small Cap Value Fund became effective and commenced operations on November 30, 2010. Costs incurred in connection with the organization, registration and the initial public offering of shares were paid by Snow Capital Management L.P. (the “Adviser”), the Funds’ investment adviser.

The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services—Investment Companies”.

Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation

Each security owned by a Fund that is listed on a securities exchange, except those securities listed on the NASDAQ Stock Market LLC (“NASDAQ”), is valued at its last sale price on that exchange on the date as of which assets are valued. If the security is listed on more than one exchange, a Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded.

Fund securities listed on NASDAQ will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or at the latest sale price on the “composite market” for the day such security is being valued. The composite market is defined as the consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by an approved independent pricing service (“Pricing Service”).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the security will be priced at fair value in accordance with the procedures approved by the Trust’s Board of Trustees (the “Board”). Any discount or premium is accreted or amortized using the constant yield method until maturity. Constant yield amortization takes into account the income that is produced on a debt security. This accretion/amortization type utilizes the discount rate used in computing the present value of all future principal and interest payments made by a debt instrument and produces an amount equal to the cost of the debt instrument.

Money market funds, demand notes and repurchase agreements are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. If, on a particular day, a share of an investment company is not listed on NASDAQ, such security’s fair value will be determined. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. In the event market quotations are not readily available, such security will be valued at its fair value.

If market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under fair value pricing procedures approved by the Board. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Funds are accurately priced. The Board will regularly evaluate whether the Funds’ fair value pricing procedures continue to be appropriate in light of the specific circumstances of each Fund and the quality of prices obtained through application of such procedures by the Trust’s valuation committee.

FASB Accounting Standards Codification, “Fair Value Measurement” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

• Level 1 – Quoted prices in active markets for identical securities.
• Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The Funds held no Level 3 securities throughout the period ended May 31, 2019. The following is a summary of the inputs used to value the Funds’ investments carried at fair value as of May 31, 2019.

Snow Capital Small Cap Fund

	Level 1	Level 2	Level 3	Total
Equity
Common Stocks(1)	$27,473,670	$-	$-	$27,473,670
Total Equity	27,473,670	-	-	27,473,670
Money Market Funds	4,603	-	-	4,603
Total Investments in Securities	$27,478,273	$-	$-	$27,478,273

	Snow Capital Long/Short Opportunity Fund

Assets:	Level 1	Level 2	Level 3	Total
Equity
Common Stocks(1)	$115,705,419	$-	$-	$115,705,419
Real Estate Investment Trusts	1,906,431	-	-	1,906,431
Total Equity	117,611,850	-	-	117,611,850
Purchased Options	6,900	12,418	-	19,318
Money Market Funds	23,714,057	-	-	23,714,057
Total Investments in Securities	$141,332,807	$12,418	$-	$141,345,225

Liabilities:
Securities Sold Short(2)	$(44,647,015)	$-	$-	$(44,647,015)
Written Options	(777,636)	(306,023)	-	(1,083,659)
Total Liabilities	$(45,424,651)	$(306,023)	$-	$(45,730,674)

(1) See the Schedules of Investments for industry classifications.
(2) See the Schedule of Securities Sold Short for industry classifications.

The Snow Capital Small Cap Value Fund did not hold derivative instruments during the period presented.

The Snow Capital Long/Short Opportunity Fund used put and call options during the period presented. The Fund may use certain options and futures contracts and options on futures contracts (collectively, “Derivative Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

The fair value of derivative instruments as reported within this Schedule of Investments as of May 31, 2019 was as follows:

Snow Capital Long/Short Opportunity Fund
	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Equity Contracts - Options	Investments, at value	$19,318	Options written, at value	(1,083,659)

Total		$19,318		$(1,083,659)

The effect of derivative instruments on the income for the period March 1, 2019 through May 31, 2019 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts	$-	$295,896	$295,896
Total	$-	$295,896	$295,896

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Total
Equity Contracts	$(95,712)	$(405,741)	$(501,453)
Total	$(95,712)	$(405,741)	$(501,453)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title)  /s/ John Buckel
John Buckel, President

Date  7/18/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John Buckel
  John Buckel, President

Date  7/18/2019

By (Signature and Title)* /s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date  7/18/2019

* Print the name and title of each signing officer under his or her signature.